Basis for the Preparation of these Consolidated Financial Statements and Applicable Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Bank Consolidated its Financial Statements
As of December 31, 2025 and 2024, the Bank’s interest in the companies it consolidates is as follows:

•	As of December 31, 2025:

Subsidiaries	Shares		Bank’s interest		Non-controlling interest
	Type	Number	Total capital stock	Voting rights	Total capital stock	Voting rights
Macro Securities SAU	Common	13,847,111	100.00%	100.00%
Macro Fiducia SAU (1)	Common	47,387,236	100.00%	100.00%
Macro Fondos SGFCISA	Common	4,136,766	100.00%	100.00%
Macro Bank Limited	Common	39,816,899	100.00%	100.00%
Argenpay SAU	Common	1,001,200,000	100.00%	100.00%
Fintech SGR (Structured entity)	Common	119,993	24.999%	24.999%	75.001%	75.001%
Alianza SGR (Structured entity) (2)	Common	599,955	24.998%	24.998%	75.002%	75.002%
Macro Agro SAU (formerly known as Comercio Interior SAU) (3)	Common	615,519	100.00%	100.00%

(1)	On May 9, 2024, the Bank made an irrevocable contribution of 250,000 (not restated) to Macro Fiducia SAU.
(2)	Interest acquired in November 2023, with control exercising as of January 1, 2025.
(3)	Interest acquired in May 2023 (see Note 14).

•	As of December 31, 2024:

Subsidiaries	Shares		Bank’s interest		Non-controlling interest
	Type	Number	Total capital stock	Voting rights	Total capital stock	Voting rights
Macro Securities SAU	Common	12,885,683	100.00%	100.00%
Macro Fiducia SAU	Common	47,387,236	100.00%	100.00%
Macro Fondos SGFCISA	Common	327,183	100.00%	100.00%
Macro Bank Limited	Common	39,816,899	100.00%	100.00%
Argenpay SAU	Common	1,001,200,000	100.00%	100.00%
Fintech SGR (Structured entity)	Common	119,993	24.999%	24.999%	75.001%	75.001%
Macro Agro SAU (formerly known as Comercio Interior SAU)	Common	615,519	100.00%	100.00%
BMA Asset Management SGFCISA	Common	91,950	100.00%	100.00%
BMA Valores SA	Common	52,419,500	100.00%	100.00%

Summary of Total Assets, Liabilities and Net Shareholders Equity
Total assets, liabilities and Shareholders’ equity of the Bank and all its subsidiaries as of December 31, 2025 and 2024 are as follows:

Entity	Balances as of 12/31/2025
	Assets	Liabilities	Equity attributable to the owners of the Bank	Equity attributable to non-controlling interests
Banco Macro SA	22,311,295,821	17,079,775,842	5,231,519,979
Macro Bank Limited	278,033,277	207,185,745	70,847,532
Macro Securities SAU	867,732,839	711,725,101	156,007,738
Macro Fiducia SAU	1,906,606	48,669	1,857,937
Argenpay SAU	38,108,633	16,533,911	21,574,722
Fintech SGR	64,168,848	60,758,424	852,574	2,557,850
Macro Agro SAU (formerly known as Comercio Interior SAU)	57,826,684	54,435,541	3,391,143
Macro Fondos SGFCISA	71,444,126	15,785,722	55,658,404
Alianza SGR	14,459,921	13,835,220	156,176	468,525
Eliminations	(465,552,748)	(155,206,522)	(310,346,226)

Consolidated	23,239,424,007	18,004,877,653	5,231,519,979	3,026,375

Entity	Balances as of 12/31/2024
	Assets	Liabilities	Equity attributable to the owners of the Bank	Equity attributable to non-controlling interests
Banco Macro SA (1)	18,651,402,912	13,324,884,308	5,326,518,604
Macro Bank Limited	190,634,897	130,645,330	59,989,567
Macro Securities SAU (2)	528,836,176	286,329,493	242,506,683
Macro Fiducia SAU	1,911,680	50,201	1,861,479
Argenpay SAU	53,649,488	33,698,813	19,950,675
Fintech SGR	65,188,641	62,330,517	714,515	2,143,609
Macro Agro SAU (formerly known as Comercio Interior SAU)	42,740,737	39,635,520	3,105,217
BMA Asset Management SGFCISA	21,686,439	318,044	21,368,395
BMA Valores SA	7,611,623	95,749	7,515,874
Eliminations	(499,057,364)	(142,044,959)	(357,012,405)

Consolidated	19,064,605,229	13,735,943,016	5,326,518,604	2,143,609

(1)	See Note 14.2 related to the merger with Banco BMA SAU.

(2)	Includes amounts from its subsidiary Macro Fondos SGFCISA.